Commitments and Contingencies - Summary Of Future Minimum Cash Obligations (Detail) - Subsidiaries [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2021	$ 5,423
2022	4,893
2022	2,607
2024	1,523
2025	1,422
There- after	0
Total	15,868
Operating Leases Obligations [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2021	2,077
2022	1,990
2022	1,493
2024	1,523
2025	1,422
There- after	0
Total	8,505
Purchase Obligations [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
2021	3,346
2022	2,903
2022	1,114
2024	0
2025	0
There- after	0
Total	$ 7,363